Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments (Tables) [Abstract]
Schedule of information on investments
(a)             Information on investments

	Interest in total	Net profit (loss)
	and voting	for the year			Equity
	capital (%) - 2017	2017	2016	2015	2017	2016

Jointly-controlled investment
RPR	33.20	106,109	86,682	24,784	201,038	175,896
Odebrecht Comercializadora de Energia S.A. ("OCE")	20.00	(543)	(5,720)	10,490	5,178	5,721

Associates
Borealis	20.00	17,752	10,538	(3,914)	166,630	162,629

(b)             Changes in investments

Schedule of changes in investments
			Dividends		Provision	Equity
	Balance at		and interest	Effect	for losses/	valuation	Balance at
	Dec/2016	Incorporations	on equity	of results	other	adjustments	Dec/2017

Associates
Borealis	32,526		(3,793)	4,592			33,325
	32,526		(3,793)	4,592			33,325

Jointly-controlled investments
OCE	1,145			(109)			1,036
RPR	58,404		(30,960)	35,230		4,078	66,752
Other	238	28			(121)		145
	59,787	28	(30,960)	35,121	(121)	4,078	67,933

Total	92,313	28	(34,753)	39,713	(121)	4,078	101,258

Schedule of information from partially owned subsidiary - Balance sheet

In compliance with IFRS 12, the Company is presenting the financial statements of the subsidiary in which the non-controlling shareholder holds interest, with material effects on the Company's consolidated statements.

Balance sheet	Consolidated Braskem
	without the effect of Braskem Idesa consolidated			Braskem Idesa consolidated (i)			Eliminations		Consolidated
	2017	2016		2017	2016		2017	2016	2017	2016
Assets
Curent
Cash and cash equivalents	3,480,407	6,500,265		294,686	201,600				3,775,093	6,701,865
Financial investments	2,302,672	1,190,483							2,302,672	1,190,483
Trade accounts receivable	2,809,034	1,455,893		620,531	247,465		(148,369)	(69,221)	3,281,196	1,634,137
Inventories	6,293,324	4,862,571		346,725	375,443				6,640,049	5,238,014
Taxes recoverable	919,600	710,982		63,029	115,033				982,629	826,015
Other receivables	392,750	278,865		44,630	27,169				437,380	306,034

	16,197,787	14,999,059		1,369,601	966,710		(148,369)	(69,221)	17,419,019	15,896,548

Non-current assets held for sale		359,704								359,704

	16,197,787	15,358,763		1,369,601	966,710		(148,369)	(69,221)	17,419,019	16,256,252

Non-current
Taxes recoverable	987,184	1,088,304		52	49				987,236	1,088,353
Deferred tax	129,469	189,613		1,036,257	1,463,502				1,165,726	1,653,115
Related parties	5,051,706	4,690,672				(ii)	(5,051,706)	(4,690,672)
Other receivables	637,549	648,511		33,207	29,823				670,756	678,334
Property, plant and equipment	19,180,263	18,814,175		11,228,346	11,171,400	(iii)	(646,999)	(648,865)	29,761,610	29,336,710
Intangible	2,575,567	2,667,708		151,930	141,379				2,727,497	2,809,087

	28,561,738	28,098,983		12,449,792	12,806,153		(5,698,705)	(5,339,537)	35,312,825	35,565,599

Total assets	44,759,525	43,457,746		13,819,393	13,772,863		(5,847,074)	(5,408,758)	52,731,844	51,821,851

Liabilities and shareholders' equity
Current
Trade payables	5,047,293	6,335,452		159,872	278,905		(148,369)	(69,221)	5,058,796	6,545,136
Borrowings	1,184,781	2,594,463							1,184,781	2,594,463
Debentures	27,183								27,183
Braskem Idesa Borrowings				9,691,450	10,437,791				9,691,450	10,437,791
Payroll and related charges	609,883	540,405		20,634	22,050				630,517	562,455
Taxes payable	881,702	611,231		13,067	12,849				894,769	624,080
Other payables	1,019,346	2,053,031		57,581	125,955				1,076,927	2,178,986

	8,770,188	12,134,582		9,942,604	10,877,550		(148,369)	(69,221)	18,564,423	22,942,911

Non-current liabilities held for sale		95,396								95,396

	8,770,188	12,229,978		9,942,604	10,877,550		(148,369)	(69,221)	18,564,423	23,038,307

Non-current
Loan agreements	22,176,640	20,736,604							22,176,640	20,736,604
Braskem Idesa Borrowings	286,141								286,141
Accounts payable to related parties				5,065,971	4,698,881	(ii)	(5,065,971)	(4,698,881)
Non-controlling loan in Braskem Idesa			(v)	1,756,600	1,620,519				1,756,600	1,620,519
Provision for losses on subsidiaries	2,689,769	3,053,637				(iv)	(2,689,769)	(3,053,637)
Other payables	4,467,398	4,698,937		7,842	6,774				4,475,240	4,705,711

	29,619,948	28,489,178		6,830,413	6,326,174		(7,755,740)	(7,752,518)	28,694,621	27,062,834

Shareholders' equity
Attributable to the Company's shareholders	6,300,300	2,738,590		(2,953,624)	(3,430,861)		2,953,625	3,430,861	6,300,301	2,738,590
Non-controlling interest
in Braskem Idesa	69,089						(896,590)	(1,017,880)	(827,501)	(1,017,880)

	6,369,389	2,738,590		(2,953,624)	(3,430,861)		2,057,035	2,412,981	5,472,800	1,720,710

Total liabilities and shareholders' equity	44,759,525	43,457,746		13,819,393	13,772,863		(5,847,074)	(5,408,758)	52,731,844	51,821,851

(i)        Consolidation of Braskem Idesa with its direct subsidiary Braskem Idesa Serviços.

(ii)      Loan from Braskem Holanda as part of shareholders' contribution to the Braskem Idesa project.

(iii)     Adjustment corresponding to the capitalization of a portion of financial charges of the abovementioned loan.

(iv)     Provision recorded in the subsidiary Braskem Holanda for the negative shareholders' equity of Braskem Idesa.

(v)      Loan owed to the non-controlling shareholder as part of shareholders' contribution to the project.

Schedule of information from partially owned subsidiary - Statement of operations
Statement of operations
	Consolidated Braskem
	Ex consolidated Braskem Idesa		Braskem Idesa consolidated		Eliminations		Consolidated
	2017	2016	2017	2016	2017	2016	2017	2016
		Adjusted		Adjusted				Adjusted
Net sales revenue	46,207,109	46,343,171	3,656,801	1,495,018	(603,316)	(174,201)	49,260,594	47,663,988
Cost of products sold	(34,675,494)	(34,040,770)	(2,125,031)	(1,109,020)	623,117	164,221	(36,177,408)	(34,985,569)

	11,531,615	12,302,401	1,531,770	385,998	19,801	(9,980)	13,083,186	12,678,419

Income (expenses)
Selling and distribution	(1,287,817)	(1,286,558)	(171,791)	(117,115)			(1,459,608)	(1,403,673)
General and administrative	(1,336,072)	(1,201,489)	(122,043)	(123,855)	23,843	39,731	(1,434,272)	(1,285,613)
Research and development	(167,456)	(162,010)					(167,456)	(162,010)
Results from equity investments	191,949	(923,096)			(151,993)	953,174	39,956	30,078
Other income (expenses), net	(887,185)	(3,913,567)	32,305	7,613			(854,880)	(3,905,954)

	8,045,034	4,815,681	1,270,241	152,641	(108,349)	982,925	9,206,926	5,951,247

Financial results
Financial expenses	(3,044,668)	(3,054,334)	(973,952)	(688,868)	271,403	172,240	(3,747,217)	(3,570,962)
Financial income	850,367	955,423	24,666	3,193	(271,403)	(268,494)	603,630	690,122
Exchange rate variations, net	(936,804)	(2,115,993)	132,186	(1,094,424)	5,856		(798,762)	(3,210,417)

	(3,131,105)	(4,214,904)	(817,100)	(1,780,099)	5,856	(96,254)	(3,942,349)	(6,091,257)

Profit (loss) before income tax
and social contribution	4,913,929	600,777	453,141	(1,627,458)	(102,493)	886,671	5,264,577	(140,010)

IR and CSL - current and deferred	(1,057,699)	(1,039,107)	(299,983)	423,061			(1,357,682)	(616,046)
	(1,057,699)	(1,039,107)	(299,983)	423,061			(1,357,682)	(616,046)

Profit (loss) for the year of continued operations	3,856,230	(438,330)	153,158	(1,204,397)	(102,493)	886,671	3,906,895	(756,056)

Discontinued operations results
Profit (loss) from discontinued operations	13,499	40,760					13,499	40,760
IR and CSL - current and deferred	(4,623)	(13,901)					(4,623)	(13,901)
	8,876	26,859					8,876	26,859

Profit (loss) for the year	3,865,106	(411,471)	153,158	(1,204,397)	(102,493)	886,671	3,915,771	(729,197)

Schedule of information from partially owned subsidiary - Statement of cash flows
Statement of cash flows	Consolidated Braskem
	Ex consolidated Braskem Idesa		Braskem Idesa consolidated		Eliminations		Consolidated
	2017	2016	2017	2016	2017	2016	2017	2016
								Adjusted
Profit (loss) before income tax and social contribution and for the result with discontinued operations	4,913,929	641,537	453,141	(1,627,458)	(102,493)	886,671	5,264,577	(99,250)

Adjustments for reconciliation of profit (loss)
Depreciation, amortization and depletion	2,230,466	2,381,160	742,033	331,691	(43,644)	(29,751)	2,928,855	2,683,100
Results from equity investments	(191,949)	923,096			151,993	(953,174)	(39,956)	(30,078)
Interest and monetary and exchange variations, net	2,900,745	1,851,033	802,825	1,229,219	(5,856)	(54,244)	3,697,714	3,026,008
Gain on sale of investment in subsidiary	(276,816)						(276,816)
Leniency agreement	375,476	2,853,230					375,476	2,853,230
Reversal of provisions	(223,340)						(223,340)
Provision for losses and write-offs of long-lived assets	212,759	40,530	425	486			213,184	41,016

	9,941,270	8,690,586	1,998,424	(66,062)		(150,498)	11,939,694	8,474,026

Changes in operating working capital
Financial investments	(953,228)	(649,535)					(953,228)	(649,535)
Trade accounts receivable	(1,304,474)	1,083,117	(373,066)	(126,617)	79,148	51,375	(1,598,392)	1,007,875
Inventories	(1,387,696)	966,974	36,668	(104,636)			(1,351,028)	862,338
Taxes recoverable	415,923	976,770	53,370	81,334			469,293	1,058,104
Prepaid expenses	(21,732)	64,029	(8,789)				(30,521)	64,029
Other receivables	34,500	332,673	(8,698)	21,308			25,802	353,981
Trade payables	(1,444,468)	(4,052,705)	(119,033)	(150,495)	(79,148)	(51,375)	(1,642,649)	(4,254,575)
Taxes payable	(132,697)	(674,466)	(82,817)	382,335			(215,514)	(292,131)
Advances from customers	(3,089)	207,020	(10,423)	9,830			(13,512)	216,850
Leniency agreement	(1,343,803)						(1,343,803)
Other payables	124,050	430,714	126,087	165,981			250,137	596,695

Cash from operations	3,924,556	7,375,177	1,611,723	212,978		(150,498)	5,536,279	7,437,657

Interest paid	(1,648,971)	(1,611,718)	(505,082)	(215,224)			(2,154,053)	(1,826,942)
Income tax and social contribution paid	(919,236)	(1,152,847)	(1,370)				(920,606)	(1,152,847)

Net cash generated by operating activities	1,356,349	4,610,612	1,105,271	(2,246)		(150,498)	2,461,620	4,457,868

Proceeds from the sale of fixed assets	450,000						450,000
Acquisitions to property, plant and equipment	(608,181)						(608,181)
Acquisitions of intangible assets	(2,185,567)	(1,844,510)	(87,630)	(892,499)		150,498	(2,273,197)	(2,586,511)
Other	24,977	34,061					24,977	34,061

Net cash used in investing activities	(2,318,771)	(1,810,449)	(87,630)	(892,499)		150,498	(2,406,401)	(2,552,450)

Short-term and long-term debt
Obtained	8,492,341	4,107,626					8,492,341	4,107,626
Payments	(8,779,091)	(4,901,593)					(8,779,091)	(4,901,593)
Derivative transactions - payments	(810,279)						(810,279)
Braskem Idesa borrowings
Obtained			187,959	503,921			187,959	503,921
Payments			(1,080,502)	(469,282)			(1,080,502)	(469,282)
Related parties
Obtained loans (payment of loans )	20,637	(882,158)	(20,637)	882,158
Dividends paid	(998,893)	(1,997,984)					(998,893)	(1,997,984)

Net provided (used) in financing activities	(2,075,285)	(3,674,109)	(913,180)	916,797			(2,988,465)	(2,757,312)

Exchange variation on cash of foreign subsidiaries	17,849	541,734	(11,374)	44,908			6,475	586,642

Increase (decrease) in cash and cash equivalents	(3,019,858)	(332,212)	93,087	66,960			(2,926,771)	(265,252)

Represented by
Cash and cash equivalents at the beginning for the year	6,500,265	6,908,623	201,599	134,639			6,701,864	7,043,262
Cash and cash equivalents at the end for the year	3,480,407	6,576,411	294,686	201,599			3,775,093	6,778,010

Increase (decrease) in cash and cash equivalents	(3,019,858)	(332,212)	93,087	66,960			(2,926,771)	(265,252)